Taxes on Income - Schedule of Tax Rate Applicable to Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Rate Applicable to Income [Abstract]
Loss before taxes	$ (3,724)	$ (2,108)	$ (1,866)
Sweden corporate tax rate	20.60%	20.60%	20.60%
Theoretical tax benefit	$ (767)	$ (435)	$ (384)
Effect of different tax rates in foreign subsidiaries	(310)	(33)	(30)
for which deferred taxes were not created	1,077	468	414
Taxes on income for the reported year